Cover	May 31, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity Registrant Name	GLADSTONE CAPITAL CORP
Entity Central Index Key	0001143513
Securities Act File Number	814-00237
Entity Tax Identification Number	54-2040781
Entity Incorporation, State or Country Code	MD
Current Fiscal Year End Date	--09-30
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
City Area Code	703
Trading Symbol	GLAD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Entity Address, Address Line Two	Suite 100
Entity Address, Postal Zip Code	22102
Local Phone Number	287-5800
Entity Emerging Growth Company	false